RELATED PARTY TRANSACTIONS - Narrative (Details)		3 Months Ended		6 Months Ended
	Jun. 16, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 16, 2023 dollarsPerShare shares	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Interest expense (less than)		$ 5,000,000	$ 0	$ 10,000,000	$ 0
Bought Deal Basis
Disclosure of transactions between related parties [line items]
Proceeds from issuing shares	$ 500,000,000
Bought Deal Basis | LP Units
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares) | shares						8,200,000
Value of shares issued (in dollars per share) | dollarsPerShare						dollarsPerShare 30.35
Bought Deal Basis | Exchangeable Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares) | shares						7,430,000
Value of shares issued (in dollars per share) | dollarsPerShare						dollarsPerShare 33.80
Private Placement Offering
Disclosure of transactions between related parties [line items]
Proceeds from issuing shares	650,000,000
Private Placement Offering | LP Units
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares) | shares						5,148,270
Bought Deal And Private Placement Offering
Disclosure of transactions between related parties [line items]
Share issue related cost	$ 20,000,000
Authorized letter of credit facility
Disclosure of transactions between related parties [line items]
Available portion of corporate credit facilities		500,000,000		500,000,000			$ 500,000,000
Brookfield
Disclosure of transactions between related parties [line items]
Deposit		0	0	0	$ 0
Interest expense (less than)		0	$ 1,000,000	0
Brookfield | Authorized letter of credit facility
Disclosure of transactions between related parties [line items]
Available portion of corporate credit facilities		400,000,000		$ 400,000,000
Brookfield | Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Proceeds from non-current borrowings		$ 0